June 17, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:   USQ Core Real Estate Fund (File No. 811- 21239)

Dear Sir/Madam:

On behalf of the USQ Core Real Estate Fund, a registered closed-end investment company operating as an interval fund pursuant to Rule 23c-3, we hereby submit, via electronic filing, an information statement/prospectus under the Securities Act of 1933, as amended, on Form N-14.  The information statement/prospectus is filed in connection with the planned reorganization of the PREDEX fund, also a registered closed-end investment company operating as an interval fund pursuant to Rule 23c-3, into the USQ Core Real Estate Fund.  Shareholders representing a majority vote of the PREDEX fund have already approved the reorganization.

The USQ Core Real Estate Fund believes it should be the performance and accounting survivor and has included an analysis in support of this position in an appendix using the factors set forth in North American Security Trust no action letter (pub. avail. Aug. 5, 1994).

If you have any questions, please contact Parker Bridgeport at (614) 469-3238 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

Parker Bridgeport

Appendix

The Registrant believes that the USQ Core Real Estate Fund is the accounting and performance survivor of the reorganization of the PREDEX fund with and into the USQ Core Real Estate Fund based on the factors set forth in North American Security Trust no action letter (pub. avail. Aug. 5, 1994).  Hereinafter, the USQ Core Real Estate Fund may be referred to as "USQ" or "USQ Survivor Fund"; and PREDEX may be referred to as "PREDEX" or "PREDEX Target Fund" as the context indicates.

Under that no action letter, the following comparative factors should be used in determining which predecessor fund the "new" fund most closely resembles: (i) investment advisers, (ii) investment objectives, (iii) investment policies and restrictions, (iv) expense structures and ratios, and (v) asset size and portfolio composition.  The USQ Fund was selected as the accounting and performance survivor for the following reasons:

A. Investment Adviser.  The PREDEX Target Fund and the USQ Survivor Fund are both advised by the same investment adviser (Union Square Capital Partners, LLC).  The investment adviser will continue to advise the survivor fund following the reorganization.  Consequently, this factor is not determinative.

B. Investment Objective.  The investment object of the USQ Survivor Fund is "to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets," while the investment objective of the PREDEX Target Fund is "to seek consistent current income while secondarily seeking long-term capital appreciation with moderate volatility and low correlation to the broader markets."  Each Fund's investment objective has three aspects.  Both Funds seek current income, however, the PREDEX Target Fund further narrows and qualifies this aspect as "primary" and includes "consistent."  Both Funds seek capital appreciation, however, the PREDEX Target Fund further narrows and qualifies this aspect as "long-term."  Both Funds seek to achieve their objective with moderate volatility and low correlation to the broader markets.  In total, the investment objective of the USQ Survivor Fund is more expansive and subject to fewer qualifying dimensions.  The Registrant believes that the pursuit of "capital appreciation" without a time restriction is distinct and that the pursuit of current income without a consistency restriction is also distinct.  Taken together these aspects are determinative as to the USQ Survivor Fund being the accounting and performance survivor to the extent investment objective informs this determination.

C. Investment Policies and Restrictions.  Both Funds focus investments on real estate-related securities.  However, the USQ Survivor Fund has adopted an express 80% investment policy to invest in real estate securities.  Both Funds concentrate in the real estate industry and this is not determinative.  The fundamental investment policies of each Fund are substantially similar but use different phrasing and dimensions that distinguishes the Funds.  As summarized below, the USQ Survivor Fund is less restrictive as to senior securities, real estate definition, and use of derivatives.  Additionally, the USQ Survivor Fund's universe of real estate securities is far broader and includes additional security types including convertible or non-convertible secured or unsecured debt; publicly traded and privately offered real estate investment trusts (REITs); mortgage-backed securities; and real estate operating companies.

While both Funds may invest from a similar menu of asset classes, the Registrant believes that the less-restrictive strategy of the USQ Survivor Fund is determinative as to it being the accounting and performance survivor to the extent investment policies, restrictions, and strategy inform this determination.

USQ
1. The Fund may not: Borrow money, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission("SEC") staff interpretation thereof, may permit. The Fund may borrow money for investment purposes, for temporary liquidity or to finance the repurchase of shares.

PREDEX
1. The Fund will not: Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets. The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

Difference	None
USQ	2. The Fund may not: Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof.
PREDEX	2. The Fund will not: Issue preferred shares.
Difference	PREDEX more restrictive.
USQ	3. The Fund may not: Purchase securities on margin, but may sell securities short and write call options.
PREDEX	3. The Fund will not: Purchase securities on margin, sell securities short, write put options, nor write call options.
Difference	PREDEX slightly more restrictive.
USQ
4. The Fund may not: Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof.

PREDEX
4. The Fund will not: Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

Difference	None.
USQ
5. The Fund may not: Invest more than 25% of the market value of its assets in the securities of companies or entities engaged in any one industry, except the real estate industry. This limitation does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities, as well as to investments in investment companies that primarily invest in such securities. Under normal circumstances, the Fund invests over 25% of its total assets in the securities of companies or entities in the real estate industry.

PREDEX
5. The Fund will not: Invest 25% or more of the market value of its assets in the securities of companies or entities engaged in any one industry, or group of industries, except the real estate industry through "Underlying Investment Vehicles." This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities, as well as to investments in investment companies that primarily invest in such securities. Under normal circumstances, the Fund invests, through Underlying Investment Vehicles, over 75% of its assets in the securities of issuers in the securities of issuers in the real estate industry.

Difference	None.
USQ
6. The Fund may not: Purchase or sell commodities or commodity contracts, including futures contracts, except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

PREDEX	6. The Fund will not: Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments.
Difference	None.
USQ
7. The Fund may not: Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

PREDEX
7. The Fund will not: Make loans to others except by loaning portfolio securities; or entry into a repurchase agreement of up to 100% of assets in a manner consistent with the Fund's investment policies or as otherwise permitted under the 1940 Act, when such a transaction is deemed to be a loan.

Difference	None.
USQ
8. The Fund may invest up to 100% of its assets in real estate or interests in real estate, securities that are secured by or represent interests in real estate (e.g. mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

PREDEX
8. The Fund will not: Purchase or sell real estate or interests in real estate, except this limitation is not applicable to investments in securities, such as Underlying Investment Vehicles, that are secured by or represent direct or indirect interests in real estate.

Difference	PREDEX slightly more restrictive.
USQ
9. The Fund will conduct Repurchase Offers at Periodic Intervals, pursuant to Rule 23c-3 under the 1940 Act, as that Rule may be amended from time to time, and as it is interpreted by the SEC or its staff, or other regulatory authorities having jurisdiction or their staffs, from time to time, and in accordance with any exemptive relief granted to the Fund or generally to closed-end investment companies by the SEC or other regulatory authority having jurisdiction from time to time; the Periodic Intervals will be intervals of three calendar months, or Periodic Intervals or other intervals of time in accordance with any exemptive relief granted to the Fund by the SEC or other regulatory authority having jurisdiction from time to time; the Fund must receive repurchase requests submitted by shareholders in response to the Fund's repurchase offer no less than 21 days and no more than 42 days of the date the repurchase offer is made (or the preceding business day if the New York Stock Exchange is closed on that day) (the "Repurchase Request Deadline"); the maximum number of days between the Repurchase Request Deadline and the related Repurchase Pricing Date shall be 14 days, provided that, if the 14th day of such period is not a business day, the Repurchase Pricing Date shall occur on the next business day.

PREDEX
9. In addition, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the shares outstanding at net asset value ("NAV") less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th is not a business day.

Difference	None.

Taken together these aspects, as described above, are determinative as to the USQ Survivor Fund being the accounting and performance survivor to the extent investment policies and restrictions inform this determination.

D. Expense Structures and Ratios.  The USQ Survivor Fund and the PREDEX Target Fund have a substantially similar expense structure, however the USQ Survivor Fund has a significantly lower expense limitation.  The management fee for the PREDEX Target Fund is 0.55%, while the USQ Survivor Fund is higher at 0.65%, but the USQ Survivor Fund fee includes breakpoints at higher asset levels.   Both Funds offer two share classes without a load while the PREDEX Target Fund offers a third share class that includes a load of up to 4.25%.  Both Funds have a similar Rule 12b-1 type fee structure for the IS share class of the USQ Survivor Fund and the T and W share classes of the PREDEX Target Fund.  The historical per-share-class net expense ratio of the USQ Survivor Fund has been lower than that of the PREDEX Target Fund and, consequently, the Registrant believes that USQ Survivor Fund's expenses are more representative and argues in favor of the USQ Survivor Fund being the accounting and performance survivor to the extent expenses inform this determination.  Additionally, the projected expenses of the combined Funds is closer to those of the USQ Survivor Fund and also argues in favor of the USQ Survivor Fund being the accounting and performance survivor to the extent expenses inform this determination.  In total the Registrant believes the expense structures and net expenses of the USQ Survivor Fund support the  conclusion that it  be the accounting and performance survivor.

E. Asset Size and Portfolio Composition.  Although the relative size of the USQ Survivor Fund and PREDEX Target Fund have varied, for the last three years the USQ Survivor Fund has been significantly larger. As of March 31, 2024, the USQ Survivor Fund's net assets are approximately 34% larger than that of the PREDEX Target Fund.  As to portfolio composition, each holds a mix of privately offered commercial real estate funds including many identical positions.  There is no present intention to dispose of securities in concert with the closing of the reorganization.  Consequently, the Registrant does not believe that recent portfolio composition is determinative.  However, the Registrant believes relative net asset value is determinative as to the USQ Survivor Fund being the accounting and performance survivor to the extent relative net asset value informs this determination.

In total, based upon the analysis of comparative factors noted above, and in part because the USQ Survivor Fund has larger assets, a broader investment objective, and broader fundamental investment policies, the Registrant believes it is reasonable to conclude that the USQ Core Real Estate Fund should continue as the accounting and performance survivor.